CAPITAL SECURITIES - Reconciliation of cash flows from financing activities from capital securities (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Non-cash changes on capital securities
Capital Securities	$ 3,385
Capital securities redeemed net of issued	(420)
Non-cash changes on capital securities
Fair value changes	36
Derecognized from loss of control of subsidiaries	(29)
Foreign currency translation	2
Other	101
Capital Securities	$ 3,075